Cover Page	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Entity File Number	1-12252
Entity Tax Identification Number	13-3675988
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	474-1300
Entity Incorporation, State or Country Code	MD
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 Par Value
Trading Symbol	EQR
Security Exchange Name	NYSE